Accumulated Other Comprehensive Income - Changes in Components of Accumulated Other Comprehensive Income, Net of Tax (Detail) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Other Comprehensive Income Loss [Line Items]
Stockholders equity, beginning balance	$ 12,194.2
Stockholders equity, ending balance	12,660.7
Foreign Currency Translation [Member]
Other Comprehensive Income Loss [Line Items]
Stockholders equity, beginning balance	(7.2)
AOCI before reclassifications	(99.9)
Stockholders equity, ending balance	(107.1)
Defined Benefit Plan Items [Member]
Other Comprehensive Income Loss [Line Items]
Stockholders equity, beginning balance	(235.0)
AOCI before reclassifications	73.5
Reclassifications to statements of earnings	4.9
Stockholders equity, ending balance	(156.6)
Total AOCI [Member]
Other Comprehensive Income Loss [Line Items]
Stockholders equity, beginning balance	(297.8)
AOCI before reclassifications	60.0
Reclassifications to statements of earnings	6.2
Stockholders equity, ending balance	(231.6)
Cash Flow Hedges [Member]
Other Comprehensive Income Loss [Line Items]
Stockholders equity, beginning balance	(55.6)
AOCI before reclassifications	86.4
Reclassifications to statements of earnings	1.3
Stockholders equity, ending balance	$ 32.1